Related Parties	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related Parties

11. Related Parties

Lordship

Lordship, with its predecessor entities along with its principal owner, Jonathan Jackson, have invested and been affiliated with Private Histogen since 2010. As of September 30, 2020 and December 31, 2019, Lordship controlled approximately 19% and 28% of the Company’s outstanding voting shares, respectively, and currently holds two Board of Director seats.

In January 2012, Private Histogen entered into an Indemnification Agreement (the “Lordship Indemnification”) with Lordship whereby Private Histogen granted Lordship special non-dilutive rights. Pursuant to the Indemnification Agreement, Private Histogen was obligated to issue to Lordship additional common stock based on payments or issuance of common stock the Company may make to Proteus Advisors, LLC (“Proteus”). Private Histogen had contracted with Proteus for various advisory services dating back to 2009, and settled the compensation for such services with Proteus in January 2016 through the immediate issuance of freestanding warrants to purchase 64,539 shares of Private Histogen’s Series B convertible preferred stock and a one-time cash payment of $0.3 million upon Private Histogen receiving additional accumulated capital investments of $10.0 million, beginning after May 1, 2015. In January 2019, Private Histogen issued 21,885 shares of common stock and 16,413 shares of Series B convertible preferred stock to Lordship, to settle its obligation under the Indemnification Agreement.

In November 2012, Private Histogen entered into a Strategic Relationship Success Fee Agreement with Lordship (the “Success Fee Agreement”). The Success Fee Agreement causes certain payments to be made from the Company to Lordship equal to 1% of certain product revenues and 10% of certain license and royalty revenues. The Success Fee Agreement also stipulates that if the Company engages in a merger or sale of all or substantially all (defined as 90% or more) of its assets or equity to a third party, then the Company has the option to terminate the agreement by paying Lordship the fair market value of future payments with the minimum payment being at least equal to the most recent annual payments Lordship has received. The Success Fee Agreement was amended in August 2016, but continues to carry the same rights to certain payments. Private Histogen recognized an expense to Lordship for the three months ended September 30, 2020 and 2019 of $4,000 and $2,000, respectively, and $0.1 million and $0.8 million for the nine months ended September 30, 2020 and 2019, respectively, all of which is included in general and administrative expenses on the accompanying condensed consolidated statements of operations. As of September 30, 2020 and December 31, 2019, there was a balance of $14,000 and $16,000, respectively, paid to Lordship included in other assets on the accompanying condensed consolidated balance sheet in connection with the deferral of revenue from the Allergan license transfer agreements.

Promissory Notes

In April 2020, the Company entered into two promissory notes (the “Notes”), each for $0.3 million, with two stockholders, one of which was a principal owner of the Company. The Notes carried a fixed return of $25,000, due upon maturity. All outstanding principal and interest were due upon the earlier of (1) June 13, 2020 or (ii) 15 days following the consummation of the Merger. In June 2020, the Notes, including principal and interest, was repaid.

Dr. Stephen Chang

Dr. Chang is a Board member and was acting Chief Executive Officer of the Company from April 2017 through January 2019. For the three months ended September 30, 2020 and 2019, Dr. Chang was paid $0 and $0.1 million, respectively, for consulting services and for the nine months ended September 30, 2020 and 2019, Dr. Chang was paid $15,000 and $0.1 million, respectively, for consulting services, all of which is recorded in general and administrative expenses on the accompanying condensed consolidated statements of operations.

20. Related Parties

Lordship

Lordship, with its predecessor entities along its principal owner, Jonathan Jackson, have invested and been affiliated with Histogen since 2010. As of December 31, 2019 and 2018, Lordship controlled approximately 28% and 29% of the voting shares (inclusive of both common and convertible preferred stock), respectively, and controlled two Board of Director seats.

On November 19, 2012, the Company entered into a Strategic Relationship Success Fee Agreement with Lordship. The agreement causes certain payments to be made from the Company to Lordship equal to 1% of certain product revenues and 10% of certain license and royalty revenues. The agreement also stipulates that if the Company engages in a merger or sale of all or substantially all (defined as 90% or more) of its assets or equity to a third party, then the Company has the option to terminate the agreement by paying Lordship the fair market value of future payments with the minimum payment being at least equal to the most recent annual payments Lordship has received. This agreement was amended on August 10, 2016 but continues to carry the same rights to certain payments. The Company recognized an expense to Lordship for the years ended December 31, 2019 and 2018 of approximately $923 thousand and $41 thousand, respectively, which is included in general and administrative expenses on the consolidated statements of operations. As of December 31, 2019 and 2018, there was a balance of approximately $16 thousand and $170 thousand, respectively, paid to Lordship included in other assets on the consolidated balance sheet in connection with the deferral of revenue from the Allergan license transfer agreements.

In January 2019, the Company issued 152,594 shares of common stock and 114,445 shares of Series B convertible preferred stock to Lordship, pursuant to the Indemnification Agreement, to settle its obligation (collectively, the “Lordship Indemnification”). See Note 12 – Convertible Preferred Stock for further information.

During the year ended December 31, 2018, the Series B Senior Secured Convertible Notes and conventional notes held by Lordship were extinguished. Interest expense included in the consolidated statements of operations for the year ended December 31, 2018 related to the debts held by Lordship were approximately $23 thousand.

Dr. Naughton

Dr. Naughton is the founder and as of the periods ended held voting shares of Histogen. Dr. Naughton had served as the Chief Executive Officer and Board Chairwoman of the Company from its inception until her resignation from both positions in April 2017. At her resignation date, Dr. Naughton transitioned to the title of Founder and Chief Scientific Officer and later in 2017 added another title of Chief Business Development Officer to her roles.

The Company had amounts outstanding with Dr. Naughton for deferred/unpaid compensation. On October 31, 2016, Dr. Naughton entered into a Compensation Deferral Agreement whereby a promissory note was issued by the Company for approximately $229 thousand consisting of past due compensation along with a bonus for the deferment of payment of approximately $23 thousand. During the year ended December 31, 2018, the final payment was made to extinguish the promissory note and accrued interest thereby relieving Histogen of its obligation.

On November 3, 2016, the Company executed a Deferred Compensation Agreement with Dr. Naughton whereby payment of $88 thousand of her salary from October 1, 2016 to December 23, 2016 be deferred and due on July 25, 2018. As compensation for this accommodation by Dr. Naughton, an additional $10 thousand would be paid to her at the maturity date of the agreement. On March 12, 2018, the Board of Directors approved an early payment of Dr. Naughton’s compensation under the Deferred Compensation Agreement. In March 2018, the Company paid Dr. Naughton the total amount of $98 thousand due under that agreement.

In addition to the above, Dr. Naughton was due unpaid compensation prior to December 31, 2015 in the amount of approximately $68 thousand. During the year ended December 31, 2018, the Company made payments totaling $68 thousand to settle the outstanding amounts due to Dr. Naughton related to the unpaid compensation prior to December 31, 2015. As of December 31, 2018, no amounts were due to Dr. Naughton related to unpaid compensation.

In January 2016, Dr. Naughton advanced approximately $7 thousand to AB as an operations bridge loan. The loan calls for interest to be accrued at 10% per annum but has not been formalized. In October 2019, the Company paid Dr. Naughton the outstanding principal and accrued interest balance due under the bridge loan of approximately $9 thousand.

Eileen Brandt

Eileen Brandt is the daughter of Dr. Naughton and held the position of Director of Corporate Communications with Histogen through June 2019.

In July 2019, Ms. Brandt resigned from her position and transitioned to a part-time consultant in a similar investor relations capacity. For the year ended December 31, 2019, Ms. Brandt was paid approximately $18 thousand.

Ms. Brandt is one of the employees that had past unpaid salaries and on October 31, 2016 entered into a Compensation Deferral Agreement whereby a promissory note was issued by the Company for approximately $23 thousand consisting of the past due compensation along with a bonus for the deferment of payment of approximately $3 thousand. During the year ended December 31, 2018, the final payment was made to extinguish the promissory note and accrued interest thereby relieving Histogen of its obligation.

Dr. Stephen Chang

Dr. Stephen Chang is a Board member and was the acting CEO from April 2017 through January 2019. For the years ended December 31, 2019 and 2018, Dr. Chang was paid approximately $91 thousand and $132 thousand, respectively. As of December 31, 2019 and 2018, accrued payables for consulting compensation to Dr. Chang were $0 and $100 thousand, respectively.

Dr. David Crean

Dr. David Crean, a Board member elected to the Company’s Board of Directors in 2018, was engaged to support the Company as a consultant beginning in 2017. For the years ended December 31, 2019 and 2018, Dr. Crean was paid approximately $20 thousand and $93 thousand, respectively. The consulting agreement with Dr. Crean was not renewed for 2019. As of December 31, 2019 and 2018, accrued payables to Dr. Crean were $0 and $20 thousand, respectively.

JBF Investments, Inc.

JBF, along with its affiliate Clinica (formerly known as Hair Wellness, LLC, and Newco), are under one principal owner that are parties to various transactions with the Company including purchases of the Company’s common and preferred stock and licensing negotiations for HSC in the territory of Mexico.

On April 30, 2018, the Company entered into an agreement with Clinica, a Mexican corporation, to license the Company’s HSC product on an exclusive basis for the nation of Mexico. In accordance with the agreement, Clinica returned the Mexico intellectual property rights to HSC along with the entire protocol package presented to the COFEPRIS to Histogen. In exchange for (i) the return of those intellectual property rights, (ii) forgiveness of a $150 thousand licensing deposit, previously recorded as a liability, and (iii) as reimbursement of the Company’s portion of costs incurred by Clinica to advance the HSC protocol package with the COFEPRIS, the Company issued JBF 341,667 shares of Series D convertible preferred stock. For the year ended December 31, 2018, the Company expensed approximately $363 thousand, which was the fair value of the Series D convertible preferred stock issued less the licensing deposit liability.

Anti-Cancer Inc.

Anti-Cancer Inc. (“Anti-Cancer”) is a small early stockholder of the Company who leased space to AB during 2016. Additionally, services were provided to AB by the principal owner of Anti-Cancer. As of December 31, 2019 and 2018, outstanding amounts owed to Anti-Cancer were $22 thousand and are included in the consolidated balance sheets.